PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
15.	PROPERTY, PLANT AND EQUIPMENT

			Machinery,
			equipment	Work in
	Lands	Buildings	and facilities	progress	Other (1)	Total
Average rate %		4.03	5.86		16.24

Cost
Balance as of December 31, 2019	10,321,574	8,767,789	42,520,577	969,701	933,326	63,512,967
Additions	2,274	2,825	194,086	1,289,738	14,332	1,503,255
Write-offs	(213,399)	(26,564)	(92,915)	(18,853)	(25,189)	(376,920)
Transfer and other (3)	(198,144)	459,084	562,747	(1,357,202)	137,126	(396,389)
Balance as of December 31, 2020	9,912,305	9,203,134	43,184,495	883,384	1,059,595	64,242,913
Additions	38,786		319,887	1,768,938	22,973	2,150,584
Write-offs (2)	(539,528)	(1,656)	(253,341)	(1,323)	(13,763)	(809,611)
Transfer and other (3)	379,539	214,340	698,591	(1,047,084)	35,796	281,182
Balance as of December 31, 2021	9,791,102	9,415,818	43,949,632	1,603,915	1,104,601	65,865,068

Depreciation
Balance as of December 31, 2019		(2,979,916)	(18,850,386)		(561,720)	(22,392,022)
Additions		(291,862)	(2,390,583)		(110,012)	(2,792,457)
Write-offs		25,992	64,397		8,067	98,456
Balance as of December 31, 2020		(3,245,786)	(21,176,572)		(663,665)	(25,086,023)
Additions		(331,691)	(2,356,184)		(120,796)	(2,808,671)
Write-offs		495	186,775		11,535	198,805
Transfer and other		(115)	1,145		(506)	524
Balance as of December 31, 2021		(3,577,097)	(23,344,836)		(773,432)	(27,695,365)

Book value
Balance as of December 31, 2020	9,912,305	5,957,348	22,007,923	883,384	395,930	39,156,890
Balance as of December 31, 2021	9,791,102	5,838,721	20,604,796	1,603,915	331,169	38,169,703

1)Includes vehicles, furniture and utensils and computer equipment.
2)Includes, mainly, the write-off for the sale of rural properties to Turvinho (Note 1.2.2).
3)	Includes transfers carried out between the items of property, plant and equipment, intangible, inventories and assets held for sale (Note 1.2.2).

For the year ended December 31, 2021, the Company evaluated the business, market and climate impacts and did not identify any trigger to perform the impairment test of property, plant and equipment.

15.1.	Items pledged as collateral

For the year ended December 31, 2021, property, plant and equipment items that are pledge as collateral for loans transactions and lawsuits, consisting substantially of the units of, Imperatriz, Limeira, Mucuri, Suzano and Três Lagoas totaled R$19,488,481 (R$20,903,151 in the same units as of December 31, 2020).

15.2.	Capitalized expenses

For the year ended December 31, 2021, the Company capitalized loan costs in the amount of R$18,624 (R$10,636 as of December 31, 2020). The weighted average interest rate, adjusted by the equalization of exchange rate effects, utilized to determine the capitalized amount was 12.04% p.a. (9.06% p.a. as of December 31, 2020).